6. Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	R$ 975,159	R$ 794,419
Allowance for doubtful accounts	(38,681)	(34,182)	R$ (50,389)
Total trade receivables	936,478	760,237
Domestic customers [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	849,000	686,740
Domestic customers [Member] | Credit card administrators [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	454,975	345,798
Domestic customers [Member] | Travel agencies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	307,149	228,089
Domestic customers [Member] | Cargo agencies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	39,225	41,926
Domestic customers [Member] | Airline partners companies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	3,780	4,153
Domestic customers [Member] | Other [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	43,871	66,774
Foreign customers [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	126,159	107,679
Foreign customers [Member] | Credit card administrators [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	67,479	49,104
Foreign customers [Member] | Travel agencies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	9,829	16,323
Foreign customers [Member] | Cargo agencies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	823	2,215
Foreign customers [Member] | Airline partners companies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	47,662	31,200
Foreign customers [Member] | Other [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	R$ 366	R$ 8,837